Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Impairment loss	$ 3,105,507
Recoverable amount of intangible assets under development
Amortization	$ 1,900,000